Shareholder Report, Average Annual Return (Details)		12 Months Ended	57 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
C000226322
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Democracy International Fund
Without Sales Load [Member] | C000226322
Average Annual Return [Line Items]
Average Annual Return, Percent		28.52%	7.47%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		32.39%	7.55%
Democracy Investments International Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Democracy Investments International Index (USD) (NR)
Average Annual Return, Percent		31.99%	8.46%
Solactive GBS Gbl Mkts ex US Large & Mid Cap
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Gbl Mkts ex US Large & Mid Cap
Average Annual Return, Percent		31.91%	7.58%
FTSE All-World Ex US Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	FTSE All-World Ex US Index (USD) (TR)
Average Annual Return, Percent		32.60%	8.15%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	FTSE – Financial Times Stock Exchange
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.